REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 15,831	$ 14,600	$ 30,991	$ 29,143
Other revenue	3,575	3,483	6,995	6,884
Revenue	19,406	18,083	37,986	36,027
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,395	1,107	2,527	2,232
Other revenue	882	1,322	1,844	2,181
Revenue	2,277	2,429	4,371	4,413
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Other revenue	131	93	205	141
Revenue	131	93	205	141
Energy
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,800	1,764	3,537	3,487
Other revenue	249	89	365	212
Revenue	2,049	1,853	3,902	3,699
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,793	4,944	11,518	9,804
Other revenue	928	793	1,779	1,558
Revenue	6,721	5,737	13,297	11,362
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,198	6,240	12,207	12,444
Other revenue	828	724	1,630	1,497
Revenue	7,026	6,964	13,837	13,941
Real Estate1 [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	645	545	1,202	1,176
Other revenue	557	462	1,172	1,295
Revenue	$ 1,202	$ 1,007	$ 2,374	$ 2,471